CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income/(loss)	¥ 22,637	¥ (90,609)	¥ (279,342)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property and equipment	1,772	2,563	5,549
Amortization of intangible assets	150	96	49
Share-based compensation expenses	13,886	15,018	39,277
Non-cash operating lease expense	13,606	15,481	15,306
Allowance for credit losses	(28,672)	9,853	127,100
Losses from disposal of property, equipment and software	25	73	103
Exchange (gains)/ losses	(3)	68	104
Goodwill impairment			1,395
Property and equipment impairment			7,987
Fair value changes of short-term investments	(618)	(670)	(474)
Long-term investment income/(loss), net	(15,964)
Share of loss/(income) from equity method investments	(51)	5,473	23,502
Disposal gain on a subsidiary	(38,019)
Deferred income tax			3,391
Changes in operating assets and liabilities:
Accounts receivable	6,948	241,475	108,162
Receivables due from related parties	(608)	(1,780)	4,517
Prepayments and other current assets	26,034	51	23,657
Accounts payable	(2,801)	(8,375)	(73,551)
Salary and welfare payables	(3,584)	10,208	(5,163)
Taxes payable	(1,962)	(5,988)	(16,525)
Deferred revenue	(3,672)	10,014	10,688
Amounts due to related parties	(1,016)	780	548
Accrued liabilities and other payables	8,124	3,834	1,946
Lease liabilities	(1,201)	(12,604)	(15,351)
Net cash (used in)/provided by operating activities	(4,989)	194,961	(17,125)
Cash flows from investing activities:
Purchase of property and equipment	(1,065)	(1,747)	(2,186)
Purchase of intangible assets	(591)	(433)	(164)
Purchase of short-term investments	(457,490)	(659,210)	(613,952)
Proceeds from maturities of short-term investments	534,978	689,084	552,444
Placement of time deposits			(135,934)
Withdrawal of time deposits			135,934
Loan paid to related parties		(2,000)
Loan repayment from related parties	2,000
Cash received from customer in relation to advertisement agent services	70,208	26,295
Cash paid on behalf of the customer in relation to advertisement agent services	(64,054)	(179,036)
Cash consideration paid for purchase of subsidiaries, net of cash acquired			(431)
Investment in long-term investments	(38,970)	(30,950)
Cash paid to acquire non-controlling interests of subsidiaries	(1,705)
Net cash (used in)/provided by investing activities	43,311	(157,997)	(64,289)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs			(21,617)
Proceeds from bank loan	9,950	10,000
Repayment of bank loan	(5,000)	(5,000)
Proceeds from employee options exercised		7	8
Share repurchase		(5,780)	(11,748)
Capital injection from non-controlling interest shareholders	174	750	520
Net cash provided by/(used in) financing activities	5,124	(23)	(32,837)
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	2,200	(822)	(2,780)
Net increase/(decrease) in cash, cash equivalents and restricted cash	45,646	36,119	(117,031)
Cash, cash equivalents and restricted cash at beginning of the year	96,965	60,846	177,877
Cash, cash equivalents and restricted cash at end of the year	142,611	96,965	60,846
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	(171)	(306)	(13,570)
Supplemental schedule of non-cash investing and financing activities:
Property and equipment purchases financed by other payable		¥ 107	¥ 111
The addition of long-term investment in Hangzhou Jialin	¥ 40,000